Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income		¥ 581,765	¥ 150,195	¥ 84,471
Net cash provided by operating activities		468,756	(4,041,072)	661,019
Cash flows from investing activities:
Proceeds from sales of Equity securities	[1]	3,089,202	3,123,341	3,973,437
Purchases of premises and equipment		(211,495)	(243,022)	(157,714)
Net cash used in investing activities		(2,613,292)	(11,807,589)	(6,773,772)
Cash flows from financing activities:
Net change in short-term borrowings		4,085,165	2,936,677	270,560
Proceeds from issuance of long-term debt		2,568,730	2,303,803	1,659,412
Repayment of long-term debt		(1,511,050)	(3,273,353)	(3,241,799)
Proceeds from issuance of common stock				3
Purchases of treasury stock		(1,849)	(1,441)	(2,124)
Net cash provided by financing activities		8,691,908	12,356,954	3,408,385
Effect of exchange rate changes on cash and cash equivalents		235,610	(229,918)	206,186
Cash and cash equivalents at beginning of fiscal year		41,951,114	45,672,739	48,170,921
Cash and cash equivalents at end of fiscal year		48,734,096	41,951,114	45,672,739
Parent Company
Cash flows from operating activities:
Net income		581,765	150,195	84,471
Adjustments and other		(390,748)	(92,059)	197,193
Net cash provided by operating activities		191,017	58,136	281,664
Cash flows from investing activities:
Proceeds from sales of Equity securities				139,719
Net change in loans		(1,167,385)	(1,496,047)	(1,075,059)
Purchases of premises and equipment		(41,382)	(43,406)	(11,640)
Proceeds from sales of premises and equipment		55,624	209,657
Net change in other investing activities		(1,245)	(5,150)	(1,310)
Net cash used in investing activities		(1,154,388)	(1,334,946)	(948,290)
Cash flows from financing activities:
Net change in short-term borrowings		(10,000)	(85,505)	(140,000)
Proceeds from issuance of long-term debt		1,477,385	1,531,047	1,075,059
Repayment of long-term debt		(310,000)	(35,000)
Proceeds from issuance of common stock				3
Purchases of treasury stock		(1,849)	(1,441)	(2,124)
Dividends paid		(190,498)	(190,386)	(190,413)
Net change in other financing activities		65	962	437
Net cash provided by financing activities		965,103	1,219,677	742,962
Effect of exchange rate changes on cash and cash equivalents				540
Net increase (decrease) in cash and cash equivalents		1,732	(57,133)	76,876
Cash and cash equivalents at beginning of fiscal year		43,234	100,367	23,491
Cash and cash equivalents at end of fiscal year		¥ 44,966	¥ 43,234	¥ 100,367

[1]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.